LEASE - Summary of future minimum payment under non-cancelable operating leases (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	¥ 33,303
2024	32,818
2025	19,802
2026	4,193
2027 and thereafter	0
Less: imputed interest	(7,592)
Total	¥ 82,524